UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04700
                                                    ------------

                          The Gabelli Equity Trust Inc.
         -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               -------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
               -------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                          ----------------

                      Date of fiscal year end: December 31
                                             --------------

                    Date of reporting period: March 31, 2007
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                          THE GABELLI EQUITY TRUST INC.

                              First Quarter Report
                                 March 31, 2007








TO OUR SHAREHOLDERS,

     During the first quarter of 2007, The Gabelli Equity Trust's (the "Fund") total return gained 3.48% on a net asset value ("NAV") basis while the Standard & Poor's ("S&P") 500 Index rose 0.64% and the Dow Jones Industrial Average declined (0.28)%. The Fund's NAV rose 22.14% for the past twelve months, outperforming the benchmark S&P 500 Index for this period, as well as most of the longer term intervals shown in the comparative results table below. The Fund's market price on March 31, 2007 was $9.87, which equates to a 3.68% premium to its NAV of $9.52 at the end of the quarter. The Fund's market price, adjusted for distributions, rose 7.08% during the first quarter and was up 28.23% for the twelve month period ended March 31, 2007.

     Enclosed is the investment portfolio as of March 31, 2007.


COMPARATIVE RESULTS
-------------------------------------------------------------------------------------------------------------------
                                        AVERAGE ANNUAL RETURNS THROUGH MARCH 31, 2007 (A)
                                        -------------------------------------------------
                                                                                                      Since
                                                                                                    Inception
                                    Quarter  1 Year   3 Year   5 Year    10 Year  15 Year  20 Year  (08/21/86)
                                    -------  ------   ------   ------    -------  -------  -------  ----------
  GABELLI EQUITY TRUST
    NAV TOTAL RETURN (B) ..........  3.48%    22.14%   17.60%   12.81%    12.40%   12.34%   12.03%    12.51%
    INVESTMENT TOTAL RETURN (C) ...  7.08     28.23    16.43     8.60     12.76    12.35    12.67     12.27
  S&P 500 Index ...................  0.64     11.82    10.05     6.26      8.20    10.87    10.75     11.41(d)
  Dow Jones Industrial Average .... (0.28)    13.77    8.53      5.88      8.64    11.79    11.58     12.58(d)
  Nasdaq Composite Index ..........  0.26      3.50    6.69      5.59      7.08     9.70     9.03      9.39

  (a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE SOLD, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. PERFORMANCE RETURNS FOR LESS THAN ONE YEAR ARE NOT ANNUALIZED. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE DOW JONES INDUSTRIAL AVERAGE IS AN UNMANAGED INDEX OF 30 LARGE CAPITALIZATION STOCKS. THE S&P 500 AND THE NASDAQ COMPOSITE INDICES ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE CONSIDERED REINVESTED EXCEPT FOR THE NASDAQ COMPOSITE INDEX. YOU CANNOT INVEST DIRECTLY IN AN INDEX.
  (b) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN NAV PER SHARE, REINVESTMENT OF DISTRIBUTIONS AT NAV ON THE EX-DIVIDEND DATE, AND ADJUSTMENTS FOR RIGHTS OFFERINGS, SPIN-OFFS, AND TAXES PAID ON UNDISTRIBUTED LONG-TERM CAPITAL GAINS, AND ARE NET OF EXPENSES. SINCE INCEPTION RETURN IS BASED ON AN INITIAL NAV OF $9.34.
  (c) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN CLOSING MARKET VALUES ON THE NEW YORK STOCK EXCHANGE, REINVESTMENT OF DISTRIBUTIONS, AND ADJUSTMENTS FOR RIGHTS OFFERINGS, SPIN-OFFS, AND TAXES PAID ON UNDISTRIBUTED LONG-TERM CAPITAL GAINS. SINCE INCEPTION RETURN IS BASED ON AN INITIAL OFFERING PRICE OF $10.00.
  (d) FROM AUGUST 31, 1986, THE DATE CLOSEST TO THE FUND'S INCEPTION DATE FOR WHICH DATA IS AVAILABLE.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.
--------------------------------------------------------------------------------

                          THE GABELLI EQUITY TRUST INC.
                                PORTFOLIO CHANGES
                    QUARTER ENDED MARCH 31, 2007 (UNAUDITED)

                                                  OWNERSHIP AT
                                                    MARCH 31,
                                      SHARES          2007
                                      ------       ----------
NET PURCHASES
COMMON STOCKS
Accor SA ......................         1,200         1,200
ADESA, Inc. ...................       400,000       400,000
Advanced Medical Optics Inc. ..         6,000        28,000
Alpharma Inc., Cl. A ..........         5,000         5,000
Altadis Sa ....................         1,000        25,000
Aquila Inc. ...................       290,000       300,000
Aruze Corp. ...................        17,000        30,000
Baldor Electric Co. ...........       155,000       155,000
Biosite Inc. ..................        10,000        10,000
British Sky Broadcasting
  Group plc ...................        75,000        75,000
Brown-Forman Corp., Cl. A .....        10,900        21,000
Cadbury Schweppes plc, ADR....         20,000       120,000
Cermaq ASA ....................        32,000        32,000
China Mengniu Dairy Co. Ltd...         20,000        20,000
Citizens Communications
  Co. (a) ....................         85,000        90,000
Clear Channel
  Communications Inc. .........       160,000       260,000
Clearwire Corp., Cl. A ........         7,000         7,000
Cochlear Ltd. .................         3,000        10,000
Comcast Corp., Cl. A (b).......        20,000        75,000
Comcast Corp., Cl. A,
  Special (b) .................        42,500       127,500
Consolidated Minerals Ltd. ....       280,000       280,000
Constellation Brands Inc.,
  Cl. A .......................         3,000         3,000
Cooper Industries Ltd.,
  Cl. A (c) ...................       130,000       266,000
Davide Campari-Milano SpA .....       280,000       300,000
Dean Foods Co. ................        50,000        50,000
Delta & Pine Land Co. .........        30,000       100,000
Deutsche Bank AG, Germany .....         8,000         8,000
Dow Jones & Co Inc ............         2,500        57,500
Ferro Corp. ...................        25,000       350,000
Fortress Investment Group LLC,
   Cl. A ......................         3,000         3,000
GATX Corp. ....................        45,000       165,000
Gemstar-TV Guide
   International Inc. (d) .....           603       600,603
General Electric Co. ..........        30,000       150,000
Greif Inc., Cl. B .............         1,000         9,000
Harrah's Entertainment Inc. ...        25,000        70,000
Home Inns & Hotels
   Management Inc., ADR .......         2,500         2,500

                                                  OWNERSHIP AT
                                                    MARCH 31,
                                      SHARES          2007
                                      ------       ----------
Hydril Co. ....................        30,000        30,000
Hyperion Solutions Corp. ......       500,000       500,000
Intel Corp. ...................       100,000       180,000
International Flavors &
   Fragrances Inc. ............        20,000        70,000
ITO EN Ltd. ...................        50,000       200,000
Janus Capital Group Inc. ......        36,300       181,300
Laidlaw International Inc. ....        50,000        50,000
Lin TV Corp., Cl. A ...........         5,000        85,000
Mandarin Oriental
   International Ltd. .........     2,000,000     2,600,000
Marine Harvest ................       300,000       950,000
Marsh & McLennan
   Companies Inc. .............       225,000       255,000
New Plan Excel Realty Trust ...       350,000       350,000
Nissin Food Products Co. Ltd.         164,000       200,000
Novelis Inc. ..................        40,000       150,000
NTT DoCoMo Inc. ...............           500         2,000
Orient-Express Hotels Ltd.,
   Cl. A ......................         3,000        15,000
Pentair Inc. ..................         1,000         1,000
PepsiAmericas Inc. ............        58,100       558,100
Pernod-Ricard SA (e)...........         1,350         8,100
Pinnacle Entertainment Inc. ...        40,000        40,000
Rank Group plc (f).............     1,173,240     1,173,240
Realogy Corp. .................       600,000       600,000
Remy Cointreau SA .............         8,000        26,000
Republic Services Inc. (b).....        32,500        97,500
Rogers Communications Inc.,
   Cl. B, New York (c).........       285,345       580,690
Rolls-Royce Group plc,
   Cl. B (g) ..................    34,340,000    71,040,000
Sealed Air Corp. (c)...........         1,000         2,000
Spectra Energy Corp. (h).......       125,000       125,000
TD Banknorth Inc. .............        33,200       200,000
Tele2 AB, Cl. B ...............        50,000        50,000
The E.W. Scripps Co., Cl A ....        10,000       160,000
Tokyo Broadcasting System Inc.         50,000        50,000
Tootsie Roll Industries Inc. (i)        3,461       118,821
TXU Corp. .....................       192,800       222,800
Tyco International Ltd. .......       100,000       100,000
Waste Management Inc. .........        50,000       500,000
WebEx Communications Inc. .....        20,000        20,000
YAKULT HONSHA Co. Ltd. ........        60,000       535,000

                          THE GABELLI EQUITY TRUST INC.
                          PORTFOLIO CHANGES (CONTINUED)
                    QUARTER ENDED MARCH 31, 2007 (UNAUDITED)

                                                  OWNERSHIP AT
                                                    MARCH 31,
                                      SHARES          2007
                                      ------       ----------
NET SALES
COMMON STOCKS
Abbott Laboratories ...........        (2,000)        8,000
Acuity Brands Inc. ............       (15,000)       25,000
AGL Resources Inc. ............        (1,000)        5,000
America Movil SA de CV,
  Cl. L, ADR ..................       (10,000)      100,000
Ashland Inc. ..................       (10,000)       50,000
Avis Budget Group Inc. ........        (5,000)       25,000
Avon Products Inc. ............        (1,000)       84,000
Aztar Corp. (j)................      (132,600)           --
Banta Corp. (k)................       (70,000)           --
Cablevision Systems Corp.,
   Cl. A ......................       (20,000)    1,570,000
Capitalia SpA .................       (45,000)           --
Columbia Equity Trust Inc. (l).      (100,100)           --
Commonwealth Telephone
   Enterprises Inc. (a) .......      (130,000)           --
Curtiss-Wright Corp. ..........        (4,000)      370,000
Dana Corp. ....................       (80,000)      300,000
Duke Energy Corp. .............       (10,000)      240,000
Fastweb .......................       (15,000)           --
Genuine Parts Co. .............        (5,000)      345,000
Greif Inc., Cl. A .............        (3,000)      112,000
Grupo Televisa SA, ADR ........       (25,000)      625,000
ICOS Corp. (m).................      (868,800)           --
Jacuzzi Brands Inc. (n)........      (250,000)           --
Johnson Controls Inc. .........        (2,000)       74,000
Legg Mason Inc. ...............        (3,000)       20,000
Mediobanca SpA ................       (45,000)           --
Modern Times Group AB, Cl. B..         (1,000)       29,000
National Presto Industries Inc.        (1,500)       21,000
Navistar International Corp. ..      (195,000)      130,000
News Corp., Cl. A .............       (10,000)    1,650,000
Nikko Cordial Corp. ...........       (30,000)       78,750
NIWS Co. Ltd. .................          (830)           --
Penton Media Inc. (o)..........      (200,000)           --
Precision Castparts Corp. .....        (1,000)      114,000

                                                  OWNERSHIP AT
                                                    MARCH 31,
                                      SHARES          2007
                                      ------       ----------
Rank Group plc (f).............    (1,629,500)           --
Redback Networks Inc. (p)......      (200,000)           --
Rollins Inc. ..................       (10,000)      785,000
Sensient Technologies Corp. ...        (5,000)      275,000
Serono SA .....................        (5,000)           --
Skyline Corp. .................        (1,000)       21,000
Standard Motor Products Inc. ..        (5,000)      155,000
Symbol Technologies Inc. (q) ..    (1,401,900)           --
The AES Corp. .................        (5,000)       60,000
The Reader's Digest
   Association Inc. (r)........      (470,000)           --
The Charles Schwab Corp. ......          (500)       44,500
Univision Communications Inc.,
   Cl. A (s)...................       (50,000)           --
Viacom Inc., Cl. A ............        (5,000)      370,000

                                      PRINCIPAL
                                       AMOUNT
                                      ---------
CORPORATE BOND
Kaman Corp. Sub. Deb. Cv.
   6.00%, 03/15/12 ............      $(64,000)      605,000
-----------
(a) Cash and Stock Merger - $31.31 for every 1 share and 0.768 share of Citizen Communications Co. for every 1 share of Commonwealth Telephone Enterprises Inc.
(b)  3 for 2 stock split
(c)  2 for 1 stock split
(d)  0.001005 stock dividend
(e)  0.20 stock dividend
(f)  Reverse split - 18:25 and Cusip change
(g) Spin off - 59.20000 shares of Rolls-Royce Group plc, Cl. B for every 1 share of Rolls-Royce Group plc
(h) Spin off - 0.50000 shares of Spectra Energy Corp. for every 1 share of Duke Energy Corp.
(i)  0.03 stock dividend
(j)  Cash Merger - $54.3996 for every 1 share
(k)  Cash Merger - $36.50 for every 1 share
(l)  Cash Merger - $19.50 for every 1 share
(m)  Cash Merger - $34.00 for every 1 share
(n)  Cash Merger - $12.50 for every 1 share
(o)  Cash Merger - $0.8058 for every 1 share
(p)  Tender Offer - $25.00 for every 1 share
(q)  Cash Merger - $15.00 for every 1 share
(r)  Cash Merger - $17.00 for every 1 share
(s)  Cash Merger - $36.25 for every 1 share

                          THE GABELLI EQUITY TRUST INC.
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2007 (UNAUDITED)

                                                  MARKET
      SHARES                                       VALUE
      ------                                      -------
               COMMON STOCKS -- 95.2%
               FOOD AND BEVERAGE -- 10.8%
      85,000   Ajinomoto Co. Inc............ $      978,106
      40,000   Anheuser-Busch Companies Inc.      2,018,400
      36,000   ARIAKE JAPAN Co. Ltd.........        740,835
      21,000   Brown-Forman Corp., Cl. A....      1,450,680
     110,000   Cadbury Schweppes plc........      1,411,338
     120,000   Cadbury Schweppes plc, ADR...      6,164,400
      72,000   Campbell Soup Co.............      2,804,400
      32,000   Cermaq ASA...................        600,168
      20,000   China Mengniu Dairy Co. Ltd..         57,209
      20,000   Coca-Cola Enterprises Inc....        405,000
      40,000   Coca-Cola Hellenic
                 Bottling Co. SA ...........      1,683,164
       3,000   Constellation Brands Inc.,
                 Cl. A+ ....................         63,540
      60,000   Corn Products
                 International Inc. ........      2,135,400
     300,000   Davide Campari-Milano SpA....      2,953,553
      50,000   Dean Foods Co.+..............      2,337,000
      60,000   Del Monte Foods Co...........        688,800
      10,108   Denny's Corp.+...............         49,529
      80,000   Diageo plc...................      1,620,717
     224,000   Diageo plc, ADR..............     18,132,800
      70,000   Flowers Foods Inc............      2,111,900
      33,000   Fomento Economico Mexicano
                 SAB de CV, ADR ............      3,642,870
     180,000   General Mills Inc............     10,479,600
     200,000   Groupe Danone................     32,674,762
   1,000,000   Grupo Bimbo SA de CV, Cl. A..      5,029,783
     110,000   H.J. Heinz Co................      5,183,200
      20,000   Hain Celestial Group Inc.+...        601,400
      10,000   Heineken NV..................        523,117
     200,000   ITO EN Ltd...................      6,517,312
     105,000   Kellogg Co...................      5,400,150
      75,000   Kerry Group plc, Cl. A.......      2,092,478
      12,100   LVMH Moet Hennessy
                 Louis Vuitton SA...........      1,342,397
     950,000   Marine Harvest+..............      1,115,937
       2,500   Nestle SA....................        973,645
     200,000   Nissin Food Products Co. Ltd.      7,331,976
     558,100   PepsiAmericas Inc............     12,456,792
     355,000   PepsiCo Inc..................     22,563,800
       8,100   Pernod-Ricard SA.............      1,642,744
      68,200   Ralcorp Holdings Inc.+.......      4,385,260
      26,000   Remy Cointreau SA............      1,754,659
     300,000   Sara Lee Corp................      5,076,000
     200,000   The Coca-Cola Co.............      9,600,000
      45,000   The Hershey Co...............      2,459,700
       2,000   The J.M. Smucker Co..........        106,640
     118,821   Tootsie Roll Industries Inc..      3,561,059
     170,000   Wm. Wrigley Jr. Co...........      8,658,100

                                                  MARKET
      SHARES                                       VALUE
      ------                                      -------
      42,500   Wm. Wrigley Jr. Co., Cl. B... $    2,159,000
     535,000   YAKULT HONSHA Co. Ltd........     13,665,563
                                             --------------
                                                219,404,883
                                             --------------
               FINANCIAL SERVICES -- 9.6%
       7,000   Allianz SE...................      1,437,329
     575,000   American Express Co..........     32,430,000
      50,000   American International
                 Group Inc. ................      3,361,000
      65,000   Ameriprise Financial Inc.....      3,714,100
      30,000   Argonaut Group Inc.+.........        970,800
      95,000   Aviva plc....................      1,399,285
      90,000   Banco Santander Central
                 Hispano SA, ADR............      1,604,700
     100,000   Bank of Ireland..............      2,157,389
      70,000   Barclays plc.................        993,171
         248   Berkshire Hathaway Inc.,
                 Cl. A+ ....................     27,029,520
       7,500   Calamos Asset Management
                 Inc., Cl. A................        167,400
     250,000   Citigroup Inc................     12,835,000
     155,000   Commerzbank AG, ADR..........      6,839,778
     149,000   Deutsche Bank AG.............     20,046,460
       8,000   Deutsche Bank AG, Germany....      1,077,653
       3,000   Fortress Investment Group LLC,
                 Cl. A......................         86,040
      20,000   H&R Block Inc................        420,800
     181,300   Janus Capital Group Inc......      3,790,983
      52,000   JPMorgan Chase & Co..........      2,515,760
     260,000   Landesbank Berlin Holding AG+      2,396,505
      20,000   Legg Mason Inc...............      1,884,200
     133,000   Leucadia National Corp.......      3,912,860
     255,000   Marsh & McLennan
                 Companies Inc. ............      7,468,950
      80,000   Mellon Financial Corp........      3,451,200
      65,000   Moody's Corp.................      4,033,900
      78,750   Nikko Cordial Corp...........      1,124,714
       2,500   Prudential Financial Inc.....        225,650
      50,000   Standard Chartered plc.......      1,440,463
      80,000   State Street Corp............      5,180,000
      20,000   SunTrust Banks Inc...........      1,660,800
     150,000   T. Rowe Price Group Inc......      7,078,500
     200,000   TD Banknorth Inc.............      6,432,000
       5,000   The Allstate Corp............        300,300
      70,000   The Bank of New York Co. Inc.      2,838,500
      44,500   The Charles Schwab Corp......        813,905
      18,000   The Dun & Bradstreet Corp....      1,641,600
     189,000   The Midland Co...............      8,017,380
     135,000   The Phoenix Companies Inc....      1,873,800
      80,000   The Shizuoka Bank Ltd........        852,003
       3,000   The Travelers Companies Inc..        155,310
      40,000   UBS AG.......................      2,376,661

               See accompanying notes to schedule of investments.

                          THE GABELLI EQUITY TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)

                                                  MARKET
      SHARES                                       VALUE
      ------                                      -------
               COMMON STOCKS (CONTINUED)
               FINANCIAL SERVICES (CONTINUED)
     120,000   UniCredito Italiano SpA...... $    1,142,147
     100,000   Waddell & Reed Financial Inc.,
                 Cl. A .....................      2,332,000
      58,000   Westpac Banking Corp.........      1,236,549
                                             --------------
                                                192,747,065
                                             --------------
               ENERGY AND UTILITIES -- 8.7%
       5,000   AGL Resources Inc............        213,600
      70,000   Allegheny Energy Inc.+.......      3,439,800
      70,000   Apache Corp..................      4,949,000
     300,000   Aquila Inc.+.................      1,254,000
     247,000   BP plc, ADR..................     15,993,250
     105,000   CH Energy Group Inc..........      5,112,450
      70,000   CMS Energy Corp..............      1,246,000
     320,000   ConocoPhillips...............     21,872,000
       8,000   Constellation Energy
                 Group Inc. ................        695,600
      60,000   DPL Inc......................      1,865,400
      14,000   DTE Energy Co................        670,600
     240,000   Duke Energy Corp.............      4,869,600
      84,000   Duquesne Light Holdings Inc..      1,662,360
     270,000   El Paso Corp.................      3,906,900
     285,000   El Paso Electric Co.+........      7,509,750
      50,000   Energy East Corp.............      1,218,000
      80,000   Exxon Mobil Corp.............      6,036,000
      20,000   FPL Group Inc................      1,223,400
      16,000   Giant Industries Inc.+.......      1,210,400
     210,000   Halliburton Co...............      6,665,400
      30,000   Hydril Co.+..................      2,887,200
      27,000   Imperial Oil Ltd.............      1,000,953
     350,000   Kinder Morgan Inc............     37,257,500
      10,000   Marathon Oil Corp............        988,300
      10,000   Mirant Corp.+................        404,600
     140,000   Mirant Corp. Escrow+ (a).....              0
       2,000   Niko Resources Ltd., New York        145,420
       1,000   Niko Resources Ltd., Toronto.         72,707
      10,000   NiSource Inc.................        244,400
     240,000   Northeast Utilities..........      7,864,800
      20,000   Oceaneering
                 International Inc.+ .......        842,400
       2,000   PetroChina Co. Ltd., ADR.....        234,180
      16,000   Petroleo Brasileiro SA, ADR..      1,592,160
     100,000   Progress Energy Inc., CVO+...         32,000
      60,000   Saipem SpA...................      1,747,285
      13,000   Sasol Ltd....................        433,751
       5,000   SJW Corp.....................        202,400
      20,000   Southwest Gas Corp...........        777,400
     125,000   Spectra Energy Corp..........      3,283,750
      60,000   The AES Corp.+...............      1,291,200
      32,628   Total SA.....................      2,286,083
     222,800   TXU Corp.....................     14,281,480
     270,000   Westar Energy Inc............      7,430,400
                                             --------------
                                                176,913,879
                                             --------------

                                                  MARKET
      SHARES                                       VALUE
      ------                                      -------
               TELECOMMUNICATIONS -- 5.6%
       5,000   Alltel Corp.................. $      310,000
     220,000   BCE Inc......................      6,221,600
      30,000   Brasil Telecom
                 Participacoes SA,
                 ADR ........................     1,352,700
   1,700,000   BT Group plc.................     10,161,459
   4,440,836   Cable & Wireless
                 Jamaica Ltd.+ .............         64,916
     800,000   Cincinnati Bell Inc.+........      3,760,000
      90,000   Citizens Communications Co...      1,345,500
     110,000   Compania de Telecomunicaciones
                 de Chile SA, ADR...........      1,025,200
     168,000   Deutsche Telekom AG, ADR.....      2,777,040
       5,000   France Telecom SA, ADR.......        132,000
     100,000   Koninklijke KPN NV...........      1,557,595
     570,000   Qwest Communications
                 International Inc.+........      5,124,300
     550,000   Sprint Nextel Corp...........     10,428,000
     186,554   Tele Norte Leste
                 Participacoes SA, ADR......      2,581,907
      50,000   Tele2 AB, Cl. B..............        819,872
      48,000   Telecom Argentina SA,
                 Cl. B, ADR+ ...............      1,024,320
   1,470,000   Telecom Italia SpA...........      4,192,482
     230,000   Telefonica SA, ADR...........     15,272,000
      62,000   Telefonos de Mexico SAB de CV,
                 Cl. L, ADR.................      2,070,800
     260,000   Telephone & Data Systems Inc.     15,501,200
     370,000   Telephone & Data Systems Inc.,
                 Special....................     20,683,000
      15,000   TELUS Corp...................        765,266
     180,000   Verizon Communications Inc...      6,825,600
       5,169   Windstream Corp..............         75,933
                                             --------------
                                                114,072,690
                                             --------------
               DIVERSIFIED INDUSTRIAL -- 5.6%
      25,000   Acuity Brands Inc............      1,361,000
      55,000   Amano Corp...................        671,631
     164,000   Ampco-Pittsburgh Corp........      4,737,960
     155,000   Baldor Electric Co...........      5,849,700
      26,000   Bayer AG.....................      1,661,577
      25,000   Bouygues SA..................      1,931,965
     266,000   Cooper Industries Ltd., Cl. A     11,967,340
     260,000   Crane Co.....................     10,509,200
      77,500   CRH plc......................      3,312,895
     400,000   Enodis plc...................      1,619,536
     150,000   General Electric Co..........      5,304,000
     112,000   Greif Inc., Cl. A............     12,444,320
       9,000   Greif Inc., Cl. B............        925,380
     455,500   Honeywell International Inc..     20,980,330
     255,000   ITT Corp.....................     15,381,600
     101,000   Park-Ohio Holdings Corp.+....      1,868,500
       1,000   Pentair Inc..................         31,160

               See accompanying notes to schedule of investments.

                          THE GABELLI EQUITY TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)

                                                  MARKET
      SHARES                                       VALUE
      ------                                      -------
               COMMON STOCKS (CONTINUED)
               DIVERSIFIED INDUSTRIAL (CONTINUED)
       2,000   Sulzer AG.................... $    2,809,530
      30,000   Technip SA...................      2,200,938
      74,000   The Lamson & Sessions Co.+...      2,056,460
      75,000   Trinity Industries Inc.......      3,144,000
     100,000   Tyco International Ltd.......      3,155,000
                                             --------------
                                                113,924,022
                                             --------------
               CONSUMER PRODUCTS -- 4.9%
      25,000   Altadis SA...................      1,605,351
      84,000   Avon Products Inc............      3,129,840
      42,000   Christian Dior SA............      5,105,599
      15,000   Church & Dwight Co. Inc......        755,250
      32,000   Clorox Co....................      2,038,080
      10,000   Colgate-Palmolive Co.........        667,900
      69,000   Compagnie Financiere
                 Richemont SA, Cl. A........      3,858,413
     114,000   Energizer Holdings Inc.+.....      9,727,620
      60,000   Fortune Brands Inc...........      4,729,200
      60,000   Gallaher Group plc...........      1,337,741
     190,000   Gallaher Group plc, ADR......     16,957,500
       2,000   Givaudan SA..................      1,849,977
      60,000   Hanesbrands Inc.+............      1,763,400
      32,000   Harley-Davidson Inc..........      1,880,000
      42,000   Lenox Group Inc.+............        276,360
      15,000   Matsushita Electric Industrial
                 Co. Ltd., ADR..............        301,500
      15,000   Mattel Inc...................        413,550
      21,000   National Presto
                 Industries Inc. ...........      1,294,440
      10,000   Oil-Dri Corp. of America.....        167,000
     300,000   Procter & Gamble Co..........     18,948,000
      60,000   Reckitt Benckiser plc........      3,124,151
       7,500   Swatch Group AG..............      1,982,780
   1,000,000   Swedish Match AB.............     17,865,326
                                             --------------
                                                 99,778,978
                                             --------------
               CABLE AND SATELLITE -- 4.4%
   1,570,000   Cablevision Systems
                 Corp., Cl. A+ .............     47,775,100
      75,000   Comcast Corp., Cl. A+........      1,946,250
     127,500   Comcast Corp., Cl. A, Special+     3,247,425
      55,000   EchoStar Communications
                 Corp., Cl. A+..............      2,388,650
     156,770   Liberty Global Inc., Cl. A+..      5,162,436
     139,001   Liberty Global Inc., Cl. C+..      4,258,991
     580,690   Rogers Communications Inc.,
                 Cl. B, New York............     19,023,405
      19,310   Rogers Communications Inc.,
                 Cl. B, Toronto ............        632,070
      80,000   Shaw Communications Inc.,
                 Cl. B, New York............      2,953,600

                                                  MARKET
      SHARES                                       VALUE
      ------                                      -------
      20,000   Shaw Communications Inc.,
                 Cl. B, Toronto ............ $      737,635
      10,000   The DIRECTV Group Inc.+......        230,700
                                             --------------
                                                 88,356,262
                                             --------------
               ENTERTAINMENT -- 4.3%
      30,000   Aruze Corp...................      1,046,334
      32,000   Canal+ Groupe................        369,334
       2,002   Chestnut Hill Ventures+ (a)..         56,897
     220,000   Discovery Holding Co., Cl. A+      4,208,600
       3,000   DreamWorks Animation SKG Inc.,
                 Cl. A+.....................         91,740
     110,000   EMI Group plc................        492,453
      79,500   EMI Group plc, ADR...........        709,474
     600,603   Gemstar-TV Guide
                 International Inc.+ .......      2,516,527
     625,000   Grupo Televisa SA, ADR.......     18,625,000
         125   Live Nation Inc.+............          2,757
      40,000   Pinnacle Entertainment Inc.+.      1,162,800
     160,000   Publishing &
                 Broadcasting Ltd. .........      2,569,705
   1,173,240   Rank Group plc...............      4,715,631
      12,000   Regal Entertainment Group,
                 Cl. A .....................        238,440
      75,000   Six Flags Inc.+..............        450,750
      85,000   The Walt Disney Co...........      2,926,550
     810,000   Time Warner Inc..............     15,973,200
      50,000   Tokyo Broadcasting
                 System Inc. ...............      1,849,966
      20,200   Triple Crown Media Inc.+.....        169,478
     370,000   Viacom Inc., Cl. A+..........     15,192,200
     333,900   Vivendi......................     13,568,493
                                             --------------
                                                 86,936,329
                                             --------------
               PUBLISHING -- 4.2%
      57,500   Dow Jones & Co. Inc..........      1,982,025
       9,000   Idearc Inc...................        315,900
     348,266   Independent News & Media plc.      1,581,780
      14,212   McClatchy Co., Cl. A.........        449,241
     320,000   Media General Inc., Cl. A....     12,211,200
     122,000   Meredith Corp................      7,001,580
      50,000   New York Times Co., Cl. A....      1,175,500
   1,650,000   News Corp., Cl. A............     38,148,000
      20,000   News Corp., Cl. B............        489,400
     382,000   PRIMEDIA Inc.+...............      1,016,120
     261,319   SCMP Group Ltd...............         94,314
      66,585   Seat Pagine Gialle SpA.......         41,049
     160,000   The E.W. Scripps Co., Cl. A..      7,148,800
     183,000   The McGraw-Hill
                 Companies Inc. ............     11,507,040
      45,000   Tribune Co...................      1,444,950
                                             --------------
                                                 84,606,899
                                             --------------
               HEALTH CARE -- 3.5%
       8,000   Abbott Laboratories..........        446,400
      28,000   Advanced Medical Optics Inc.+      1,041,600

               See accompanying notes to schedule of investments.

                          THE GABELLI EQUITY TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)

                                                  MARKET
      SHARES                                       VALUE
      ------                                      -------
               COMMON STOCKS (CONTINUED)
               HEALTH CARE (CONTINUED)
       7,023   Allergan Inc................. $      778,289
       5,000   Alpharma Inc., Cl. A.........        120,400
      52,000   Amgen Inc.+..................      2,905,760
      19,146   AstraZeneca plc..............      1,029,576
      26,000   Biogen Idec Inc.+............      1,153,880
      10,000   Biosite Inc.+................        839,700
     135,000   Bristol-Myers Squibb Co......      3,747,600
      10,000   Cochlear Ltd.................        523,650
      45,036   GlaxoSmithKline plc..........      1,238,075
       4,000   GlaxoSmithKline plc, ADR.....        221,040
      30,000   Henry Schein Inc.+...........      1,655,400
      38,300   Hisamitsu Pharmaceutical
                 Co. Inc. ..................      1,131,059
      30,000   Hospira Inc.+................      1,227,000
      40,000   Invitrogen Corp.+............      2,546,000
      95,000   Merck & Co. Inc..............      4,196,150
       2,000   Nobel Biocare Holding AG.....        729,128
      39,000   Novartis AG..................      2,237,008
     105,000   Novartis AG, ADR.............      5,736,150
     430,000   Pfizer Inc...................     10,861,800
      16,400   Roche Holding AG.............      2,901,699
      15,108   Sanofi-Aventis...............      1,313,845
     100,000   Schering-Plough Corp.........      2,551,000
      80,000   Smith & Nephew plc...........      1,016,982
       5,250   Straumann Holding AG.........      1,505,678
      10,000   Synthes Inc..................      1,234,416
      19,000   Takeda Pharmaceutical Co. Ltd.     1,246,351
      40,000   UnitedHealth Group Inc.......      2,118,800
      82,000   William Demant Holding A/S+..      7,277,128
     100,000   Wyeth........................      5,003,000
       3,500   Zimmer Holdings Inc.+........        298,935
                                             --------------
                                                 70,833,499
                                             --------------
               HOTELS AND GAMING -- 3.2%
       1,200   Accor SA.....................        114,680
     190,000   Gaylord Entertainment Co.+...     10,045,300
      28,000   Greek Organization of Football
                 Prognostics SA ............      1,074,233
      70,000   Harrah's Entertainment Inc...      5,911,500
     530,000   Hilton Hotels Corp...........     19,058,800
       2,500   Home Inns & Hotels Management
                 Inc., ADR+.................         90,850
      45,000   InterContinental
                 Hotels Group plc ..........      1,112,226
   1,344,116   Ladbrokes plc................     10,646,173
       6,000   Las Vegas Sands Corp.+.......        519,660
   2,600,000   Mandarin Oriental
                 International Ltd. ........      4,888,000
     110,000   MGM Mirage+..................      7,647,200

                                                  MARKET
      SHARES                                       VALUE
      ------                                      -------
      15,000   Orient-Express
                 Hotels Ltd., Cl. A ........ $      897,300
      34,000   Starwood Hotels & Resorts
                 Worldwide Inc. ............      2,204,900
                                             --------------
                                                 64,210,822
                                             --------------
               EQUIPMENT AND SUPPLIES -- 2.8%
     265,000   AMETEK Inc...................      9,153,100
       2,000   Amphenol Corp., Cl. A........        129,140
      50,000   Assa Abloy AB, Cl. B.........      1,149,252
      94,000   CIRCOR International Inc.....      3,355,800
     200,000   Donaldson Co. Inc............      7,220,000
      65,000   Fedders Corp.+...............         58,500
     110,000   Flowserve Corp...............      6,290,900
      23,000   Franklin Electric Co. Inc....      1,069,500
      90,000   Gerber Scientific Inc.+......        954,900
      75,000   GrafTech International Ltd.+.        681,000
     210,000   IDEX Corp....................     10,684,800
      40,000   Ingersoll-Rand Co. Ltd.,
                 Cl. A .....................      1,734,800
     103,000   Lufkin Industries Inc........      5,786,540
      11,000   Mueller Industries Inc.......        331,100
       2,000   Sealed Air Corp..............         63,200
       2,000   The Manitowoc Co. Inc........        127,060
     100,000   The Weir Group plc...........      1,197,434
     195,000   Watts Water Technologies
                 Inc., Cl. A ................     7,415,850
                                             --------------
                                                 57,402,876
                                             --------------
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 2.4%
      43,000   BorgWarner Inc...............      3,243,060
     185,000   CLARCOR Inc..................      5,883,000
     300,000   Dana Corp.+..................        262,500
      82,500   Earl Scheib Inc.+............        309,375
     345,000   Genuine Parts Co.............     16,905,000
      74,000   Johnson Controls Inc.........      7,001,880
     130,000   Midas Inc.+..................      2,804,100
     317,500   Modine Manufacturing Co......      7,270,750
     180,000   Proliance International Inc.+        680,400
     155,000   Standard Motor Products Inc..      2,645,850
      35,000   Superior Industries
                 International Inc. ........        729,050
      27,000   TI Automotive Ltd.,
                 Cl. A+ (a) ................              0
                                             --------------
                                                 47,734,965
                                             --------------
               AVIATION: PARTS AND SERVICES -- 2.3%
     370,000   Curtiss-Wright Corp..........     14,259,800
     200,000   GenCorp Inc.+................      2,768,000
     114,000   Precision Castparts Corp.....     11,861,700
      73,000   Sequa Corp., Cl. A+..........      8,743,210
      74,600   Sequa Corp., Cl. B+..........      9,026,600
     205,000   The Fairchild Corp., Cl. A+..        414,100
                                             --------------
                                                 47,073,410
                                             --------------

               See accompanying notes to schedule of investments.

                          THE GABELLI EQUITY TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)

                                                  MARKET
      SHARES                                       VALUE
      ------                                      -------
               COMMON STOCKS (CONTINUED)
               BROADCASTING -- 1.9%
      75,000   British Sky Broadcasting
                 Group plc ................. $      832,398
     415,000   CBS Corp., Cl. A.............     12,703,150
     260,000   Clear Channel
                 Communications Inc. .......      9,110,400
       2,000   Cogeco Inc...................         65,396
      13,333   Corus Entertainment
                 Inc., Cl. B,
                 New York...................        509,320
       3,333   Corus Entertainment Inc.,
                 Cl. B, Toronto.............        127,171
     120,000   Gray Television Inc..........      1,250,400
      27,000   Gray Television Inc., Cl. A..        282,150
     200,000   ION Media Networks Inc.+.....        266,000
      77,000   Liberty Media Corp. - Capital,
                 Cl. A+.....................      8,515,430
      85,000   Lin TV Corp., Cl. A+.........      1,351,500
     120,000   Mediaset SpA.................      1,305,655
      29,000   Modern Times Group  MTG AB,
                 Cl. B+.....................      1,696,526
     100,000   Television Broadcasts Ltd....        625,200
     115,000   Young Broadcasting Inc.,
                 Cl. A+ ....................        464,600
                                             --------------
                                                 39,105,296
                                             --------------
               CONSUMER SERVICES -- 1.8%
     200,000   IAC/InterActiveCorp+.........      7,542,000
     430,000   Liberty Media Corp. -
                 Interactive,
                 Cl. A+.....................     10,242,600
     785,000   Rollins Inc..................     18,062,850
                                             --------------
                                                 35,847,450
                                             --------------
               REAL ESTATE -- 1.7%
      70,000   Cheung Kong (Holdings) Ltd...        886,031
      98,000   Florida East Coast
                 Industries Inc. ...........      6,143,620
      55,500   Griffin Land &
                 Nurseries Inc.+ ...........      1,970,250
     600,000   Realogy Corp.+...............     17,766,000
     150,000   The St. Joe Co...............      7,846,500
                                             --------------
                                                 34,612,401
                                             --------------
               COMMUNICATIONS EQUIPMENT -- 1.7%
      45,000   Agere Systems Inc.+..........      1,017,900
      10,000   Andrew Corp.+................        105,900
     480,000   Corning Inc.+................     10,915,200
      90,000   Motorola Inc.................      1,590,300
     200,000   Nortel Networks Corp.+.......      4,810,000
     305,000   Thomas & Betts Corp.+........     14,890,100
                                             --------------
                                                 33,329,400
                                             --------------
               COMPUTER SOFTWARE AND SERVICES -- 1.6%
      10,000   Check Point Software
                 Technologies Ltd.+.........        222,800
     500,000   Hyperion Solutions Corp.+....     25,915,000
      12,000   John H. Harland Co...........        614,760

                                                  MARKET
      SHARES                                       VALUE
      ------                                      -------
      24,100   Square Enix Co. Ltd.......... $      621,724
      25,256   Telecom Italia Media SpA.....         10,965
      20,000   WebEx Communications Inc.+...      1,137,200
     150,000   Yahoo! Inc.+.................      4,693,500
                                             --------------
                                                 33,215,949
                                             --------------
               SPECIALTY CHEMICALS -- 1.5%
      50,000   Ashland Inc..................      3,280,000
       5,400   Ciba Specialty
                 Chemicals AG, ADR .........        178,470
      20,000   E.I. du Pont de
                 Nemours and Co. ...........        988,600
     350,000   Ferro Corp...................      7,563,500
       2,000   FMC Corp.....................        150,860
      50,000   H.B. Fuller Co...............      1,363,500
     170,000   Hercules Inc.+...............      3,321,800
      70,000   International Flavors &
                 Fragrances Inc.............      3,305,400
     230,000   Omnova Solutions Inc.+.......      1,255,800
     275,000   Sensient Technologies Corp...      7,089,500
      15,000   Syngenta AG, ADR.............        570,750
     165,000   Tokai Carbon Co. Ltd.........      1,358,198
       4,032   Tronox Inc., Cl. B...........         56,367
                                             --------------
                                                 30,482,745
                                             --------------
               AEROSPACE -- 1.4%
     105,000   Boeing Co....................      9,335,550
      10,000   Lockheed Martin Corp.........        970,200
      80,000   Northrop Grumman Corp........      5,937,600
   1,200,000   Rolls-Royce Group plc+.......     11,671,289
  71,040,000   Rolls-Royce Group plc, Cl. B.        143,290
                                             --------------
                                                 28,057,929
                                             --------------
               MACHINERY -- 1.2%
      20,000   Caterpillar Inc..............      1,340,600
     220,000   Deere & Co...................     23,900,800
                                             --------------
                                                 25,241,400
                                             --------------
               BUSINESS SERVICES -- 1.2%
       7,050   ACCO Brands Corp.+...........        169,835
      25,000   Avis Budget Group Inc.+......        683,000
      22,500   Canon Inc....................      1,208,630
       1,000   CheckFree Corp.+.............         37,090
     100,000   Clear Channel Outdoor
                 Holdings Inc., Cl. A+......      2,631,000
     186,554   Contax Participacoes SA, ADR.        175,976
     200,000   Group 4 Securicor plc........        791,074
      94,000   Landauer Inc.................      4,745,120
     119,000   MasterCard Inc., Cl. A.......     12,642,560
      72,500   Nashua Corp.+................        645,250
      25,000   Secom Co. Ltd................      1,160,472
                                             --------------
                                                 24,890,007
                                             --------------

               See accompanying notes to schedule of investments.

                          THE GABELLI EQUITY TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)

                                                  MARKET
      SHARES                                       VALUE
      ------                                      -------
               COMMON STOCKS (CONTINUED)
               AGRICULTURE -- 1.2%
     490,000   Archer-Daniels-Midland Co.... $   17,983,000
     100,000   Delta & Pine Land Co.........      4,120,000
      30,000   Monsanto Co..................      1,648,800
      30,000   The Mosaic Co.+..............        799,800
                                             --------------
                                                 24,551,600
                                             --------------
               METALS AND MINING -- 1.2%
      20,000   Alcoa Inc....................        678,000
      33,000   Anglo American plc...........      1,738,414
      89,148   Barrick Gold Corp............      2,545,175
     280,000   Consolidated Minerals Ltd....        566,371
      72,500   Harmony Gold Mining Co. Ltd.+      1,011,872
      35,000   Harmony Gold
                 Mining Co. Ltd., ADR+......        486,500
      75,000   Ivanhoe Mines Ltd.+..........        861,000
     105,000   Newmont Mining Corp..........      4,408,950
     150,000   Novelis Inc..................      6,616,500
      18,000   Rio Tinto plc................      1,027,923
      66,666   Xstrata plc..................      3,426,640
                                             --------------
                                                 23,367,345
                                             --------------
               AUTOMOTIVE -- 1.1%
     400,000   ADESA, Inc...................     11,052,000
      35,000   General Motors Corp..........      1,072,400
     130,000   Navistar International Corp.+      5,947,500
      64,500   PACCAR Inc...................      4,734,300
                                             --------------
                                                 22,806,200
                                             --------------
               ENVIRONMENTAL SERVICES -- 1.0%
      97,500   Republic Services Inc........      2,712,450
     500,000   Waste Management Inc.........     17,205,000
                                             --------------
                                                 19,917,450
                                             --------------
               WIRELESS COMMUNICATIONS -- 1.0%
     100,000   America Movil SAB de CV,
                 Cl. L, ADR.................      4,779,000
       7,000   Clearwire Corp., Cl. A+......        143,290
       2,000   NTT DoCoMo Inc...............      3,699,932
       3,340   Tele Norte Celular
                 Participacoes SA,
                 ADR+.......................         31,396
       8,350   Telemig Celular
                 Participacoes SA,
                 ADR........................        312,875
      32,165   Tim Participacoes SA, ADR....      1,044,719
     100,000   United States Cellular Corp.+      7,345,000
         270   Vivo Participacoes SA+.......          2,057
     174,122   Vivo Participacoes SA, ADR...        611,168
       5,845   Vivo Participacoes SA,
                 Preference ................         20,313
      70,000   Vodafone Group plc, ADR......      1,880,200
                                             --------------
                                                 19,869,950
                                             --------------

     SHARES/                                      MARKET
      UNITS                                        VALUE
      ------                                      -------
               ELECTRONICS -- 0.7%
       5,000   Advanced Micro Devices Inc.+. $       65,300
       5,000   Hitachi Ltd., ADR............        386,050
     180,000   Intel Corp...................      3,443,400
       4,920   Keyence Corp.................      1,110,173
      20,000   Molex Inc., Cl. A............        497,800
       7,500   NEC Corp., ADR...............         40,050
      38,000   Royal Philips Electronics NV.      1,447,800
     265,000   Texas Instruments Inc........      7,976,500
                                             --------------
                                                 14,967,073
                                             --------------
               RETAIL -- 0.7%
     168,000   AutoNation Inc.+.............      3,568,320
       4,000   AutoZone Inc.+...............        512,560
      27,000   Coldwater Creek Inc.+........        547,560
      40,000   Costco Wholesale Corp........      2,153,600
      21,500   Hennes & Mauritz AB, Cl. B...      1,237,756
      50,000   Matsumotokiyoshi Co. Ltd.....      1,145,621
      30,000   Next plc.....................      1,327,705
      50,000   Sally Beauty Holdings Inc.+..        459,500
      39,800   Seven & I Holdings Co. Ltd...      1,212,509
      20,000   SUPERVALU Inc................        781,400
      10,000   The Home Depot Inc...........        367,400
      73,000   Woolworths Ltd...............      1,605,960
                                             --------------
                                                 14,919,891
                                             --------------
               REAL ESTATE INVESTMENT TRUSTS -- 0.6%
       2,500   Camden Property Trust........        175,775
     350,000   New Plan Excel Realty Trust..     11,560,500
       2,187   Prosperity REIT..............            495
      24,984   Rayonier Inc.................      1,074,312
                                             --------------
                                                 12,811,082
                                             --------------
               TRANSPORTATION -- 0.6%
     100,000   AMR Corp.+...................      3,045,000
     165,000   GATX Corp....................      7,887,000
      15,000   Grupo TMM SA, Cl. A, ADR+....         42,150
      50,000   Laidlaw International Inc....      1,730,000
                                             --------------
                                                 12,704,150
                                             --------------
               CLOSED-END FUNDS -- 0.4%
      16,000   Bell Aliant Regional
                 Communications
                 Income Fund+ (a)(b)........        409,280
      31,500   Royce Value Trust Inc........        695,205
     105,000   The Central Europe
                 and Russia
                 Fund Inc...................      5,286,750
      70,000   The New Germany Fund Inc.....      1,153,600
                                             --------------
                                                  7,544,835
                                             --------------
               PAPER AND FOREST PRODUCTS -- 0.2%
     114,000   Pactiv Corp.+................      3,846,360
      10,000   Svenska Cellulosa AB, Cl. B..        535,602
                                             --------------
                                                  4,381,962
                                             --------------

               See accompanying notes to schedule of investments.

                          THE GABELLI EQUITY TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)

                                                  MARKET
      SHARES                                       VALUE
      ------                                      -------
               COMMON STOCKS (CONTINUED)
               MANUFACTURED HOUSING AND
               RECREATIONAL VEHICLES -- 0.2%
      70,000   Champion Enterprises Inc.+... $      616,000
      50,000   Fleetwood Enterprises Inc.+..        395,500
      31,000   Huttig Building
                 Products Inc.+.............        187,550
       7,000   Martin Marietta
                 Materials Inc..............        946,400
      10,000   Nobility Homes Inc...........        238,500
      21,000   Skyline Corp.................        708,540
                                             --------------
                                                  3,092,490
                                             --------------
               TOTAL COMMON STOCKS..........  1,929,713,184
                                             --------------

               CONVERTIBLE PREFERRED STOCKS -- 0.2%
               AEROSPACE -- 0.1%
      13,500   Northrop Grumman Corp.,
                 7.000% Cv. Pfd., Ser. B....      1,910,250
                                             --------------
               TELECOMMUNICATIONS -- 0.1%
      25,000   Cincinnati Bell Inc.,
                 6.750% Cv. Pfd., Ser. B....      1,168,750
                                             --------------
               BROADCASTING -- 0.0%
          90   Gray Television Inc.,
                 8.000% Cv. Pfd.,
                 Ser. C (a)(b)(c)...........        900,000
                                             --------------
               TOTAL CONVERTIBLE
                 PREFERRED STOCKS...........      3,979,000
                                             --------------

   PRINCIPAL
    AMOUNT
   --------
               CONVERTIBLE CORPORATE BONDS -- 0.1%
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.1%
 $ 1,000,000   Standard Motor Products Inc.,
                 Sub. Deb. Cv.,
                 6.750%, 07/15/09...........        980,000
     500,000   The Pep Boys -
                 Manny, Moe & Jack, Cv.,
                 4.250%, 06/01/07...........        501,250
                                             --------------
                                                  1,481,250
                                             --------------
               AEROSPACE -- 0.0%
     605,000   Kaman Corp., Sub. Deb. Cv.,
                 6.000%, 03/15/12...........        615,588
                                             --------------
               CONSUMER PRODUCTS -- 0.0%
   1,000,000   Pillowtex Corp., Sub. Deb. Cv.,
                 9.000%, 12/15/07 (a).......              0
                                             --------------
               TOTAL CONVERTIBLE
                 CORPORATE BONDS............      2,096,838
                                             --------------

                                                  MARKET
      SHARES                                       VALUE
      ------                                      -------
               WARRANTS -- 0.0%
               ENERGY AND UTILITIES -- 0.0%
      12,183   Mirant Corp., Ser. A,
                 expire 01/03/11+........... $      258,280
                                             --------------
   PRINCIPAL
    AMOUNT
   --------

               SHORT-TERM OBLIGATIONS -- 4.5%
               REPURCHASE AGREEMENTS -- 4.4%
 $26,081,000   Barclays Capital Inc.,
                 5.080%, dated 03/30/07,
                 due 04/02/07, proceeds
                 at maturity,
                 $26,092,041 (d)............     26,081,000
  62,500,000   Daiwa Securities America Inc.,
                 5.130%, dated 03/30/07, due
                 04/02/07, proceeds
                 at maturity,
                 $62,526,719 (e)............     62,500,000
                                             --------------
                                                 88,581,000
                                             --------------
               U.S. TREASURY BILLS -- 0.1%
   2,000,000   U.S. Treasury Bill,
                 5.006%++, 05/03/07 (f).....      1,991,117
                                             --------------
               TOTAL SHORT-TERM
                 OBLIGATIONS................     90,572,117
                                             --------------

   TOTAL INVESTMENTS -- 100.0%
     (Cost $1,500,345,813).................. $2,026,619,419
                                             ==============

   --------------
            Aggregate book cost............. $1,500,345,813
                                             ==============
            Gross unrealized appreciation... $  578,263,589
            Gross unrealized depreciation...    (51,989,983)
                                             --------------
            Net unrealized appreciation
              (depreciation) ............... $  526,273,606
                                             ==============

   NUMBER OF                       EXPIRATION  UNREALIZED
   CONTRACTS                          DATE    DEPRECIATION
   ---------                       ---------- ------------
FUTURES CONTRACTS -- SHORT POSITION
         130   S & P 500
                 Index Futures .... 06/14/07 $     (985,500)
                                             ==============

               See accompanying notes to schedule of investments.

                          THE GABELLI EQUITY TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)

   --------------
   (a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At March 31, 2007, the market value of fair valued securities amounted to $1,366,177 or 0.07% of total investments.
   (b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the market value of the Rule 144A security amounted to $1,309,280 or 0.06% of total investments.
   (c) At March 31, 2007, the Fund held an investment in a restricted and illiquid security amounting to $900,000 or 0.04% of total investments, which was valued under methods approved by the Board as follows:

                                                                     03/31/07
ACQUISITION                            ACQUISITION   ACQUISITION  CARRYING VALUE
   SHARES   ISSUER                        DATE          COST        PER UNIT
   -------  -------                     -------        ------       -------
     90  Gray Television Inc.,
           8.000% Cv. Pfd., Ser. C .... 04/23/02      $900,000     $10,000.0000

   (d) Collateralized by $27,075,000 U.S. Treasury Bond, 4.125%, due 05/15/15, market value $26,602,620.
   (e) Collateralized by $62,956,000 U.S. Treasury Notes, 3.375% to 5.125%, due 09/30/07 to 06/30/11, market value $63,590,688.
   (f) At March 31, 2007, $2,000,000 of the principal amount was pledged as collateral for futures contracts.
   +    Non-income producing security.
   ++   Represents annualized yield at date of purchase.
   ADR  American Depository Receipt
   CVO  Contingent Value Obligation
   REIT Real Estate Investment Trust

                                        % OF
                                        MARKET       MARKET
                                        VALUE         VALUE
       GEOGRAPHIC DIVERSIFICATION      -------     -----------
       North America..............      77.4%    $1,569,092,660
       Europe.....................      16.4        331,783,544
       Latin America..............       3.3         65,959,614
       Japan......................       2.4         49,401,203
       Asia/Pacific...............       0.4          8,450,274
       South Africa...............       0.1          1,932,124
                                       -----     --------------
       Total Investments..........     100.0%    $2,026,619,419
                                       =====     ==============


               See accompanying notes to schedule of investments.

                          THE GABELLI EQUITY TRUST INC.
                  NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)


1. SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC.

     Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

     Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

2. SWAP AGREEMENTS. The Fund may enter into interest rate swap or cap transactions. The use of swaps and caps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. Swap agreements may involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected below. In an interest rate swap, the Fund would agree to pay to the other party to the interest rate swap (which is known as the counterparty) periodically a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund periodically a variable rate payment that is intended to approximate the Fund's variable rate payment obligation on Series C Preferred Stock. In an interest rate cap, the Fund would pay a premium to the counterparty and, to the extent that a specified variable rate index exceeds a predetermined fixed rate, would receive from that counterparty payments of the difference based on the notional amount of such cap. Interest rate swap and cap transactions introduce additional risk because the Fund would remain obligated to pay preferred stock dividends when due in accordance with the Articles Supplementary even if the counterparty defaulted. If there is a default by the counterparty to a swap contract, the Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to a swap contract or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to a swap contract. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize this risk. Depending on the general state of short-term interest rates and the returns on the Fund's portfolio securities at that point in time, such a default could negatively affect the Fund's ability to make dividend payments for Series C Preferred Stock. In addition, at the time an interest rate swap or cap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund's ability to make dividend payments.

                          THE GABELLI EQUITY TRUST INC.
            NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)

     The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation.

     The Fund has entered into an interest rate swap agreement with Citibank N.A. Under the agreement, the Fund receives a floating rate of interest and pays a respective fixed rate of interest on the nominal value of the swap. Details of the swap at March 31, 2007 are as follows:

      NOTIONAL                     FLOATING RATE*/     TERMINATION   UNREALIZED
       AMOUNT       FIXED RATE  (RATE RESET MONTHLY)      DATE      APPRECIATION
       ------       ----------  --------------------   -----------  ------------
    $130,000,000      4.494%            5.32%         July 2, 2007    $452,434

---------------------
* Based on Libor (London Interbank Offered Rate).

--------------------------------------------------------------------------------
                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
                            AND YOUR PERSONAL PRIVACY

     WHO ARE WE?
     The Gabelli Global Multimedia Trust Inc. (the "Fund") is a closed-end investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?
     When you purchase shares of the Fund on the New York Stock Exchange, you have the option of registering directly with our transfer agent in order,
     for  example,   to  participate  in  our  dividend   reinvestment  plan.

     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US. This would include information about the shares that you buy or sell, it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, WWW.SEC.GOV.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                             DIRECTORS AND OFFICERS
                          THE GABELLI EQUITY TRUST INC.
                    ONE CORPORATE CENTER, RYE, NY 10580-1422

DIRECTORS                                                  OFFICERS
Mario J. Gabelli, CFA
   CHAIRMAN & CHIEF EXECUTIVE OFFICER,                     Bruce N. Alpert
   GAMCO INVESTORS, INC.                                      PRESIDENT

Dr. Thomas E. Bratter                                      Carter W. Austin
   PRESIDENT & FOUNDER, JOHN DEWEY ACADEMY                    VICE PRESIDENT

Anthony J. Colavita                                        Peter D. Goldstein
   ATTORNEY-AT-LAW,                                           CHIEF COMPLIANCE OFFICER
   ANTHONY J. COLAVITA, P.C.
                                                           James E. McKee
James P. Conn                                                 SECRETARY
   FORMER MANAGING DIRECTOR &
   CHIEF INVESTMENT OFFICER,                               Agnes Mullady
   FINANCIAL SECURITY ASSURANCE HOLDINGS LTD.                 TREASURER

Frank J. Fahrenkopf, Jr.                                   LoAn P. Nguyen
   PRESIDENT & CHIEF EXECUTIVE OFFICER,                       VICE PRESIDENT & OMBUDSMAN
   AMERICAN GAMING ASSOCIATION
                                                           INVESTMENT ADVISER
Arthur V. Ferrara                                          Gabelli Funds, LLC
   FORMER CHAIRMAN & CHIEF EXECUTIVE OFFICER,              One Corporate Center
   GUARDIAN LIFE INSURANCE COMPANY OF AMERICA              Rye, New York  10580-1422

Anthony R. Pustorino                                       CUSTODIAN
   CERTIFIED PUBLIC ACCOUNTANT,                            Mellon Trust of New England, N.A.
   PROFESSOR EMERITUS, PACE UNIVERSITY
                                                           COUNSEL
Salvatore J. Zizza                                         Willkie Farr & Gallagher LLP
   CHAIRMAN, ZIZZA & CO., LTD.
                                                           TRANSFER AGENT AND REGISTRAR
                                                           Computershare Trust Company, N.A.

                                                           STOCK EXCHANGE LISTING
                                                                                                   5.875%       6.20%
                                                                                      Common      Preferred   Preferred
                                                                                      ------      ---------   ---------
                                                           NYSE-Symbol:                 GAB        GAB PrD     GAB PrF
                                                           Shares Outstanding:      169,489,166   2,949,700   6,000,000

                                                           The Net Asset Value per share appears in the Publicly Traded
                                                           Funds column, under the heading  "General Equity Funds," in
                                                           Monday's The Wall Street  Journal. It is also listed in
                                                           Barron's Mutual Funds/Closed End Funds section under the
                                                           heading "General Equity Funds".

                                                           The Net Asset Value per share may be obtained each day by
                                                           calling (914) 921-5070.

-------------------------------------------------------------------------------
 For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds' Internet homepage at: WWW.GABELLI.COM, or e-mail us at: closedend@gabelli.com
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
 Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase shares of its common stock in the open market when the Fund's shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase shares of its Series D and Series F Cumulative Preferred Stock in the open market when the shares are trading at a discount to the Liquidation Value of $25.00.
-------------------------------------------------------------------------------

THE GABELLI EQUITY TRUST INC.
ONE CORPORATE CENTER
RYE, NY 10580-1422
(914) 921-5070
WWW.GABELLI.COM




                                                      FIRST QUARTER REPORT
                                                      MARCH 31, 2007



                                                                     GAB Q1/2007

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Equity Trust Inc.
           ---------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     May 22, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     May 22, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)* /s/ Agnes Mullady
                         -------------------------------------------------------
                          Agnes Mullady, Principal Financial Officer & Treasurer


Date     May 22, 2007
    ----------------------------------------------------------------------------




* Print the name and title of each signing officer under his or her signature.